Financial and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
Financial assets

($ millions)	2019	2018
Long-term financial investments measured at FVOCI	31	19
Long-term financial investments measured at FVPL	28	67
Long-term receivables from customers	136	164
Minimum lease payments from finance lease agreements	78	91
Long-term loans, advances, and security deposits	34	47
Total financial assets	307	388

The below table provides detail related to financial instruments as of December 31, 2019 and 2018.

($ millions)	Note	2019	2018
Cash and cash equivalents
Cash in current accounts		392	227
Cash held in time deposits and money market funds		430	—
Total Cash and cash equivalents		822	227
Financial assets - measured at fair value through other comprehensive income ("FVOCI")
Long-term financial investments	12	31	19
Total financial assets - measured at FVOCI		31	19
Financial assets - measured at amortized costs(1)
Trade receivables	14	1,390	1,253
Receivables from former parent	25	—	20
Income tax receivables		17	33
Other financial receivables from former parent	25	—	39
Other current assets (excluding prepaid expenses and other current assets measured at FVPL)	15	379	310
Long-term receivables from customers	12	136	164
Non-current minimum lease payments from finance lease agreements	12	78	91
Long-term loans, advances, and security deposits	12	34	47
Total financial assets - measured at amortized costs		2,034	1,957
Financial assets - measured at fair value through profit and loss ("FVPL")
Current portion of long-term financial investments	15	33	31
Derivative fInancial instruments	15	1	—
Long-term financial investments	12	28	67
Total financial assets - measured at FVPL		62	98
Total financial assets		2,949	2,301
Financial liabilities - measured at amortized cost or cost(1)
Current financial liabilities
Financial debts	17	245	47
Lease liabilities	16	61	—
Trade payables		833	663
Payables to former parent	25	—	85
Other financial liabilities to former parent	25	—	67
Total current financial liabilities - measured at amortized cost or cost		1,139	862
Non-current financial liabilities
Financial debts	17	3,218	—
Lease liabilities	16	280	89
Total non-current financial liabilities - measured at amortized cost or cost		3,498	89
Total financial liabilities - measured at amortized cost or cost		4,637	951
Financial liabilities - measured at FVPL
Contingent consideration liabilities	19/20	243	162
Derivative financial instruments	17	16	—
Total financial liabilities - measured at FVPL		259	162
Total financial liabilities		4,896	1,113
Net financial assets and financial liabilities		(1,947)	1,188
(1)
The carrying amount is a reasonable approximation of fair value, with the exception of the Series 2026, 2029 and 2049 notes recorded in Non-current financial debts with a fair value of $2,049 million and carrying value of $1,979 million as of December 31, 2019. The notes were valued using a quoted market price for such notes, which have low trading volumes.

Disclosure of maturity analysis of finance lease payments receivable
The following table shows the receivables of the gross investments in finance leases and the net present value of the minimum lease payments, as well as unearned finance income, related to surgical equipment lease arrangements. The finance income is recorded in "Other income".

	2019					2018
($ millions)	Total future payments	Unearned interest income	Present value	Provision	Net book value	Total future payments	Unearned interest income	Present value	Provision	Net book value
Not later than one year(1)	51	(4)	47	(1)	46	64	(5)	59	(2)	57
Between one and five years	94	(5)	89	(23)	66	117	(9)	108	(28)	80
Later than five years	46	(1)	45	(33)	12	48	(2)	46	(35)	11
Total	191	(10)	181	(57)	124	229	(16)	213	(65)	148
(1) The current portion of the minimum lease payments is recorded in trade receivables or other current assets (to the extent not yet invoiced).

Disclosure of details of non-current assets

($ millions)	2019	2018
Deferred compensation plans	122	95
Prepaid post-employment benefit plans	13	12
Other non-current assets	50	41
Total other non-current assets	185	148